Immediate Holding Company Balances - Schedule of Directors' Remuneration (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Directors' remuneration	$ 140,820	$ 213,901
Andrew Khine
Related Party Transaction [Line Items]
Directors' remuneration		68,242
Shusuke Oguro
Related Party Transaction [Line Items]
Directors' remuneration		76,222
Hiroshi Ilzuka
Related Party Transaction [Line Items]
Directors' remuneration		41,857
Teo Lai Wah, Timothy
Related Party Transaction [Line Items]
Directors' remuneration	33,002	$ 27,580
Goh Chao Kuang
Related Party Transaction [Line Items]
Directors' remuneration	49,693
Hilda Sin Mei Fong
Related Party Transaction [Line Items]
Directors' remuneration	$ 58,125